T. ROWE PRICE Global Allocation Fund
July 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Globant (USD) (1) 1,709 298
MercadoLibre (USD) (1) 675 836
Tenaris, ADR (USD)  1,435 48
Total Argentina (Cost
$536
)
1,182
AUSTRALIA 0.7%
Common Stocks 0.7%
Allkem (1) 2,629 26
ALS  6,155 49
ANZ Group Holdings  10,543 183
Bellevue Gold (1) 44,350 43
BHP Group  37,942 1,181
BHP Group (GBP)  13,541 422
BlueScope Steel  2,902 43
Capricorn Metals (1) 13,225 40
Challenger  18,120 88
Cochlear  706 114
Downer EDI  25,464 75
Emerald Resources (1) 61,477 94
Frontier Digital Ventures (1) 204,396 60
Goodman Group  9,745 135
IDP Education  5,844 98
IGO  54,238 507
Macquarie Group  1,689 199
Newcrest Mining  12,028 216
Northern Star Resources  45,446 355
oOh!media  66,161 62
Pilbara Minerals  31,909 104
Red 5 (1) 235,571 29
Rio Tinto  5,155 408
Scentre Group  154,542 292
South32  117,410 309
Suncorp Group  7,426 71
Worley  29,105 341
5,544
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (2) 140,000 114
Transurban Finance, 4.125%, 2/2/26 (USD) (2) 15,000 14
Woodside Finance, 3.70%, 3/15/28 (USD) (2) 67,000 61

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 4.50%, 3/4/29 (USD) (2) 105,000 99
288
Total Australia (Cost
$4,200
)
5,832
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  14,836 723
Erste Group Bank  5,394 204
OMV  3,711 167
Schoeller-Bleckmann Oilfield Equipment  1,557 94
voestalpine  1,347 45
Total Austria (Cost
$996
)
1,233
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  41,369 121
Total Bahrain (Cost
$118
)
121
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  238,210 78
Square Pharmaceuticals  44,279 86
Total Bangladesh (Cost
$203
)
164
BELGIUM 0.1%
Common Stocks 0.1%
KBC Group  1,174 88
Shurgard Self Storage  1,661 76
Umicore  6,077 180
Warehouses De Pauw  2,444 72
Total Belgium (Cost
$381
)
416
BRAZIL 0.6%
Common Stocks 0.6%
Arco Platform, Class A (USD) (1) 6,372 82
B3  226,400 714
CI&T, Class A (USD) (1) 6,558 39
Grupo SBF  5,448 15

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hypera  26,739 244
Intelbras Industria de Telecomunicacao Eletronica Brasileira  16,700 83
Klabin  79,800 388
Localiza Rent a Car  83,516 1,186
Lojas Renner  18,400 73
Minerva  20,353 44
Multiplan Empreendimentos Imobiliarios  7,900 44
Raia Drogasil  150,038 923
Suzano  14,593 148
Vale, ADR (USD)  4,965 73
WEG  35,600 301
XP, Class A (USD) (1) 4,652 126
4,483
Preferred Stocks 0.0%
Marcopolo  167,600 185
185
Total Brazil (Cost
$3,505
)
4,668
CANADA 1.6%
Common Stocks 1.3%
Agnico Eagle Mines  4,506 236
Agnico Eagle Mines (USD)  1,237 65
Altus Group  3,179 106
Aritzia (1)(3) 5,391 103
ATS (1) 2,466 112
Barrick Gold (USD)  7,582 131
Brookfield  5,480 191
BRP  751 69
CAE (1) 3,122 71
Calibre Mining (1) 28,960 38
Cameco (USD)  4,973 175
Canadian Apartment Properties REIT (3) 2,152 84
Canadian National Railway (USD)  1,008 122
Canadian Natural Resources  1,558 95
Canadian Pacific Kansas City (USD)  2,324 191
Capstone Copper (1) 1,337 7
Cenovus Energy  4,049 77
Constellation Software  79 167
Definity Financial  11,735 295
dentalcorp Holdings (1) 9,562 55
Descartes Systems Group (1) 2,512 196
Descartes Systems Group (USD) (1) 700 55
Element Fleet Management  25,058 404

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ERO Copper (1) 14,501 349
Exchange Income (3) 2,196 86
Filo (1)(3) 8,075 153
First Quantum Minerals  12,863 382
Franco-Nevada  3,169 462
Granite Real Estate Investment Trust (3) 1,178 69
Hudbay Minerals (USD)  5,718 34
Ivanhoe Mines, Class A (1)(3) 22,355 237
Jamieson Wellness (3) 1,013 23
K92 Mining (1)(3) 7,933 37
Karora Resources (1) 21,868 76
Kinross Gold (USD)  4,614 23
Magna International (USD)  5,746 370
Maple Leaf Foods  3,300 69
National Bank of Canada  7,770 609
NGEx Minerals (1) 1,971 10
Nutrien (USD)  17,205 1,185
NuVista Energy (1) 11,100 96
Orla Mining (1)(3) 28,518 133
Osisko Mining (1) 18,718 45
Osisko Mining, Warrants, 8/28/24  8,392 2
Parex Resources  767 17
Richelieu Hardware (3) 3,000 100
Shopify, Class A (1) 4,046 273
Shopify, Class A (USD) (1) 9,117 616
Skeena Resources (1) 2,773 14
SNC-Lavalin Group  3,500 102
Spin Master  5,339 142
StorageVault Canada  33,724 125
Sun Life Financial  8,606 453
Suncor Energy  11,886 372
Teck Resources, Class B (USD)  5,147 229
TELUS International CDA (1) 1,755 16
TMX Group  9,392 209
Tourmaline Oil  713 37
Wesdome Gold Mines (1) 34,675 184
West Fraser Timber  259 22
Wheaton Precious Metals  1,935 87
Whitecap Resources  8,042 64
10,557
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 95
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 116
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  55,000 49
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 117

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 22
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 203
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 9
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 134
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  240,000 240
985
Government Bonds 0.2%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 128
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 315
Province of Manitoba, Series GX, 2.60%, 4/16/24 (USD)  270,000 264
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 238
Province of Quebec, Series QO, 2.875%, 10/16/24 (USD)  50,000 48
993
Total Canada (Cost
$10,654
)
12,535
CAYMAN ISLANDS 0.1%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD) (4)(5) 11,845 23
23
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (1)(4)(5) 1,810 359
359
Total Cayman Islands (Cost
$134
)
382
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  15,713 338
Banco Santander Chile, ADR (USD)  12,982 274
612
Corporate Bonds 0.0%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 220
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2) 220,000 194
414
Total Chile (Cost
$804
)
1,026

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CHINA 2.3%
Common Stocks 1.6%
58.com (USD) (4) 5,864 —
Alibaba Group Holding (HKD) (1) 41,620 532
Alibaba Group Holding, ADR (USD) (1) 13,273 1,356
Baidu, ADR (USD) (1) 630 98
BeiGene, ADR (USD) (1) 247 53
Beijing Enterprises Holdings (HKD)  21,500 86
BOE Varitronix (HKD)  46,000 70
Bosideng International Holdings (HKD)  120,000 55
China Overseas Land & Investment (HKD)  323,000 766
China Overseas Property Holdings (HKD)  80,000 94
China Resources Gas Group (HKD)  36,900 128
China Resources Mixc Lifestyle Services (HKD)  66,000 319
Fosun International (HKD)  46,500 34
H World Group (HKD) (1) 49,100 235
Haier Smart Home, Class H (HKD)  33,600 111
Hesai Group, ADR (USD) (1) 856 11
JD Health International (HKD) (1) 10,150 74
JD.com, Class A (HKD)  7,376 153
Jiumaojiu International Holdings (HKD)  149,000 294
JOYY, ADR (USD)  1,152 40
Kanzhun, ADR (USD) (1) 18,923 353
KE Holdings, ADR (USD) (1) 13,809 241
Li Auto, ADR (USD) (1) 13,827 592
Li Auto, Class A (HKD) (1) 1,400 30
Li Ning (HKD)  107,000 652
Nongfu Spring, Class H (HKD)  39,600 231
PDD Holdings, ADR (USD) (1) 3,691 332
PICC Property & Casualty, Class H (HKD)  118,000 138
Ping An Insurance Group, Class H (HKD)  14,000 102
Shandong Weigao Group Medical Polymer, Class H (HKD)  101,600 131
Silergy (TWD)  15,000 159
Tencent Holdings (HKD)  52,554 2,415
Tsingtao Brewery, Class H (HKD)  16,000 144
Yangzijiang Shipbuilding Holdings (SGD)  214,500 249
Yum China Holdings (HKD)  2,300 142
Yum China Holdings (USD)  31,169 1,902
Zhongsheng Group Holdings (HKD)  268,500 943
13,265
Common Stocks - China A Shares 0.6%
Beijing Career International, A Shares (CNH)  9,200 48
Bethel Automotive Safety Systems, A Shares (CNH)  3,944 50

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Chacha Food, A Shares (CNH)  57,600 331
China Oilfield Services, A Shares (CNH)  41,700 89
Focus Media Information Technology, A Shares (CNH)  58,700 61
Fuyao Glass Industry Group, A Shares (CNH)  152,912 811
Glodon, A Shares (CNH)  32,040 145
Hichain Logistics, A Shares (CNH)  16,600 49
Hongfa Technology, A Shares (CNH)  61,100 297
Hundsun Technologies, A Shares (CNH)  2,910 17
Inner Mongolia Yili Industrial Group, A Shares (CNH)  20,000 80
Jason Furniture Hangzhou, A Shares (CNH) (1) 23,594 150
Kweichow Moutai, A Shares (CNH)  1,260 332
Moon Environment Technology, A Shares (CNH)  27,900 68
NARI Technology, A Shares (CNH)  30,821 105
Pony Testing International Group, A Shares (CNH)  58,246 170
Qingdao Haier Biomedical, A Shares (CNH)  8,184 55
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  17,980 48
Sangfor Technologies, A Shares (CNH) (1) 500 8
Shandong Pharmaceutical Glass, A Shares (CNH)  33,500 122
Shenzhen Inovance Technology, A Shares (CNH)  45,248 450
Shenzhen Megmeet Electrical, A Shares (CNH)  28,100 127
Warom Technology, A Shares (CNH)  38,900 136
Xiamen Faratronic, A Shares (CNH)  5,900 111
Yantai Jereh Oilfield Services Group, A Shares (CNH)  20,300 79
Yifeng Pharmacy Chain, A Shares (CNH)  104,447 556
YTO Express Group, A Shares (CNH)  24,100 53
Yunnan Aluminium, A Shares (CNH)  35,900 75
Zhejiang Supcon Technology, A Shares (CNH)  5,534 42
ZWSOFT Guangzhou, A Shares (CNH)  9,903 201
4,866
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)  210,000 209
Weibo, 3.50%, 7/5/24 (USD)  255,000 250
459
Total China (Cost
$17,202
)
18,590
COLOMBIA 0.0%
Common Stocks 0.0%
Geopark (USD)  1,025 10
Total Colombia (Cost
$12
)
10

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CYPRUS 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD) (1)(4) 584 —
Total Cyprus (Cost
$32
)
—
DENMARK 0.3%
Common Stocks 0.3%
Genmab (1) 505 208
Novo Nordisk, ADR (USD)  1,100 177
Novo Nordisk, Class B  7,892 1,273
ROCKWOOL, Class B  875 235
Royal Unibrew  1,003 87
Zealand Pharma (1) 3,256 113
2,093
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(6) 335,000 320
320
Total Denmark (Cost
$2,276
)
2,413
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD)  138,230 76
Total Egypt (Cost
$131
)
76
ESTONIA 0.0%
Common Stocks 0.0%
Enefit Green  7,247 34
Total Estonia (Cost
$29
)
34
FINLAND 0.2%
Common Stocks 0.2%
Elisa  4,563 238
Metso  2,791 32
Sampo, Class A  15,233 671
Stora Enso, Class R  16,191 199
Valmet  13,550 359
Total Finland (Cost
$1,236
)
1,499

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FRANCE 1.7%
Common Stocks 1.6%
Air Liquide  1,956 352
Airbus  6,948 1,023
Alstom  3,016 92
ArcelorMittal  7,085 205
AXA  28,104 864
BNP Paribas  6,908 456
Capgemini  875 159
Dassault Aviation  1,127 219
Edenred  1,752 114
Engie  39,896 654
Eramet  325 27
Esker  506 84
EssilorLuxottica  3,579 720
Eurofins Scientific (3) 7,668 527
Euronext  728 55
Forvia (1) 2,470 62
Gaztransport Et Technigaz  1,129 138
Gecina  764 83
Kering  662 380
L'Oreal  856 398
Legrand  3,189 320
LVMH Moet Hennessy Louis Vuitton  924 858
Nexity (3) 4,296 73
Remy Cointreau  1,166 200
Safran  2,895 481
Sanofi  9,173 979
Sartorius Stedim Biotech  768 240
Schneider Electric  356 63
SPIE  10,356 311
Teleperformance  2,425 352
Thales  1,002 150
Tikehau Capital (3) 4,326 110
TotalEnergies  29,388 1,785
Ubisoft Entertainment (1) 2,727 92
Virbac  291 90
12,716
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (2)(6) 350,000 288
BPCE, 4.00%, 9/12/23 (USD) (2) 265,000 264
BPCE, 4.50%, 3/15/25 (USD) (2) 400,000 386

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 264
1,202
Total France (Cost
$10,081
)
13,918
GERMANY 1.6%
Common Stocks 1.5%
Adesso  428 50
Auto1 Group (1) 2,789 30
BASF  6,378 342
Bayer  8,884 520
Brenntag  834 65
CANCOM  3,231 93
Covestro (1) 7,744 416
Daimler Truck Holding  12,742 478
Deutsche Boerse  472 91
Deutsche Telekom  43,684 953
DHL Group  2,357 121
Evotec (1) 19,097 503
flatexDEGIRO (1) 18,077 178
Fresenius  9,659 303
Hannover Rueck  1,229 262
Heidelberg Materials  892 72
Hypoport (1) 418 87
Infineon Technologies  7,558 332
KION Group  3,646 153
Knaus Tabbert  1,490 98
LEG Immobilien (1) 839 59
Mercedes-Benz Group  1,439 115
Merck  1,251 220
Munich Re  1,682 633
Nagarro (1)(3) 786 75
Puma  6,173 417
Redcare Pharmacy (1)(3) 2,612 303
SAP  9,024 1,231
Scout24  5,162 341
Siemens  13,226 2,254
Siemens Healthineers  5,890 342
Siltronic  1,639 144
Symrise  2,480 271
Zalando (1) 3,937 136
11,688
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27 (USD) (2) 155,000 147

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (2) 155,000 154
301
Preferred Stocks 0.1%
Dr. Ing. h.c. F. Porsche  2,708 331
Sartorius (3) 474 196
Volkswagen  2,436 323
850
Total Germany (Cost
$10,105
)
12,839
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  105,400 1,054
ASMPT  8,900 87
Budweiser Brewing APAC  245,000 598
CK Hutchison Holdings  10,000 62
Galaxy Entertainment Group (1) 13,000 95
Hong Kong Exchanges & Clearing  1,800 76
Hongkong Land Holdings (USD)  12,172 43
Impro Precision Industries  208,000 72
Kerry Properties  17,000 37
Samsonite International (1) 41,400 123
Sun Hung Kai Properties  11,083 139
Wharf Real Estate Investment  20,000 107
Total Hong Kong (Cost
$1,956
)
2,493
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  14,814 539
Total Hungary (Cost
$470
)
539
ICELAND 0.0%
Common Stocks 0.0%
Marel  41,386 138
Total Iceland (Cost
$202
)
138
INDIA 0.9%
Common Stocks 0.9%
Asian Paints  7,926 325

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Astral  6,148 148
Axis Bank  45,290 526
Blue Star  9,295 89
CreditAccess Grameen (1) 6,629 118
Dixon Technologies India  1,158 58
FSN E-Commerce Ventures (1) 19,029 33
HDFC Asset Management  6,403 197
HDFC Bank  43,393 871
HDFC Life Insurance  67,419 531
Hindustan Unilever  7,893 246
ICICI Bank, ADR (USD)  3,855 95
Info Edge India  1,324 74
Infosys  44,271 732
Jio Financial Services (1) 23,844 73
Kotak Mahindra Bank  34,349 776
Larsen & Toubro  4,193 137
Maruti Suzuki India  1,788 213
Nexus Select Trust (1) 18,211 26
NTPC  86,877 230
Page Industries  162 75
Polycab India  2,553 150
Reliance Industries  24,241 752
Shriram Finance  4,073 94
Tata Consultancy Services  3,122 130
TeamLease Services (1) 2,045 58
Titan  226 8
Torrent Pharmaceuticals  4,945 121
Varun Beverages  4,915 48
Voltas  44,315 420
Zomato (1) 117,289 120
Total India (Cost
$6,192
)
7,474
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,159,100 702
Sarana Menara Nusantara  895,200 60
Sumber Alfaria Trijaya  984,100 176
Total Indonesia (Cost
$486
)
938
IRELAND 0.2%
Common Stocks 0.1%
Cairn Homes (GBP) (3) 110,696 135
DCC (GBP)  3,047 176

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kenmare Resources (GBP)  8,801 48
Kerry Group, Class A  748 74
433
Corporate Bonds 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 135
AerCap Ireland Capital, 5.75%, 6/6/28 (USD)  265,000 263
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2) 70,000 68
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2) 215,000 212
CRH America Finance, 3.95%, 4/4/28 (USD) (2) 400,000 380
1,058
Total Ireland (Cost
$1,515
)
1,491
ITALY 0.7%
Common Stocks 0.6%
Amplifon  15,699 531
Ariston Holding  12,053 112
Banca Mediolanum  10,396 101
BFF Bank  7,867 89
Carel Industries  5,789 166
Davide Campari-Milano  17,273 232
De' Longhi  5,254 133
DiaSorin  801 90
Enel  85,217 588
Ermenegildo Zegna (USD)  16,946 269
Ferrari  1,249 400
FinecoBank Banca Fineco  9,663 150
GVS (1) 11,560 73
Intesa Sanpaolo  132,419 383
Leonardo  7,455 101
Moncler  3,974 287
PRADA (HKD)  29,600 211
Prysmian  13,353 532
Stellantis  5,752 118
Technoprobe (1) 10,441 96
UniCredit  7,155 181
4,843
Corporate Bonds 0.1%
Enel Finance International, 1.875%, 7/12/28 (USD) (2) 200,000 169
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2) 295,000 294
463
Total Italy (Cost
$3,537
)
5,306

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JAPAN 4.0%
Common Stocks 3.9%
Advantest  500 69
Aida Engineering  8,200 59
Aiful  85,300 214
Asahi Group Holdings  3,200 126
Asahi Kasei  21,500 147
Astellas Pharma  57,700 844
Benefit One  1,800 19
Calbee  2,200 43
Central Japan Railway  1,100 140
Chugai Pharmaceutical  5,100 152
CyberAgent  17,300 109
Daiei Kankyo  16,600 281
Daiichi Sankyo  9,500 293
Daikin Industries  1,800 364
Daio Paper  13,600 117
Daiwabo Holdings  7,900 153
Demae-Can (1)(3) 4,400 15
Denso  4,200 292
DIC  8,000 151
Disco  2,100 395
eGuarantee  2,800 42
Eiken Chemical  7,400 79
Electric Power Development  17,700 280
Fancl  6,000 105
Fast Retailing  1,000 251
Food & Life  6,900 136
Fujitsu  1,000 129
Fukui Computer Holdings  2,700 50
Fukuoka Financial Group  2,500 60
Fuso Chemical  700 22
GMO Payment Gateway  1,400 107
Hamamatsu Photonics  6,700 323
Hanwa  7,500 257
Harmonic Drive Systems  4,100 113
Hikari Tsushin  3,400 505
Hitachi  8,100 530
Honda Motor  3,400 108
Horiba  2,000 118
Hoshino Resorts REIT  10 44
Hoshizaki  6,100 234
Hoya  1,300 151

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Idec  4,900 104
IHI  2,400 59
Industrial & Infrastructure Fund Investment (3) 43 45
Invincible Investment  179 74
Isetan Mitsukoshi Holdings  3,500 38
ITOCHU  4,900 198
JMDC  2,000 76
Kansai Paint  14,600 239
Kao  8,000 304
Katitas  3,700 68
Keyence  1,400 628
Kirin Holdings  8,500 126
Konica Minolta  9,900 37
Kyoritsu Maintenance  500 20
Lasertec  300 45
LITALICO  1,200 19
MatsukiyoCocokara (3) 1,700 99
Medley (1) 1,400 50
Mercari (1) 1,700 43
METAWATER  6,000 77
MINEBEA MITSUMI  2,500 46
Mitsubishi  5,900 302
Mitsubishi Electric  43,100 622
Mitsubishi Estate  7,100 87
Mitsubishi HC Capital  20,100 133
Mitsubishi UFJ Financial Group  117,300 945
Mitsui Fudosan  36,900 758
Mitsui Fudosan Logistics Park  22 78
Mitsui Mining & Smelting  3,900 92
Miura  9,800 247
Modec (1) 7,100 75
Murata Manufacturing  10,100 600
Musashi Seimitsu Industry  4,800 60
Nakanishi  4,700 108
Nexon  4,500 86
Nextage (3) 18,200 478
NIDEC  5,100 305
Nifco  2,600 77
Nippon Ceramic  2,500 45
Nippon Paint Holdings  20,500 188
Nippon Sanso Holdings  6,000 145
Nippon Seiki  10,400 73
Nippon Shokubai  900 35
Nippon Soda  5,900 222
Nippon Steel  11,200 256
Nippon Telegraph & Telephone  806,900 925

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nipro  18,700 136
Niterra  8,100 171
Nitori Holdings  1,600 196
Nomura Research Institute  5,100 145
NTT Data Group  21,900 305
Obara Group  5,000 146
Olympus  27,900 455
Omron  2,300 123
Oriental Land  6,700 257
ORIX  27,400 527
Otsuka Holdings  9,400 346
Outsourcing  6,000 61
Panasonic Holdings  42,700 527
Persol Holdings  17,500 346
Plus Alpha Consulting  2,900 57
Recruit Holdings  14,100 488
Renesas Electronics (1) 10,400 201
Rohto Pharmaceutical  4,000 85
Sakata INX  15,200 131
Sankyu  1,700 59
Sanwa Holdings  6,800 92
Seven & i Holdings  18,700 776
SHIFT (1) 900 213
Shimadzu  6,100 185
Shin-Etsu Chemical  8,300 273
Shiseido  6,100 267
SMC  300 157
Socionext (3) 300 35
Sompo Holdings  2,100 93
Sony Group  11,300 1,058
Stanley Electric  21,400 395
Sumitomo  18,300 393
Sumitomo Densetsu  7,900 176
Sumitomo Metal Mining  3,400 117
Sumitomo Mitsui Trust Holdings  8,400 327
Sumitomo Pharma  10,700 44
Sumitomo Seika Chemicals  2,400 79
Suntory Beverage & Food  3,300 117
Suzuki Motor  11,200 450
Taiheiyo Cement  13,700 286
Taiyo Yuden  1,200 36
Takeda Pharmaceutical  2,700 83
Takeuchi Manufacturing  4,400 138
Takuma  5,600 61
TechnoPro Holdings  7,900 205
THK  4,000 80

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TKP (1) 5,100 102
Tokai Carbon  16,900 150
Tokio Marine Holdings  24,000 552
Tokyo Century  3,000 118
Tokyo Electron  4,600 690
Tokyo Seimitsu  1,600 89
Tokyo Tatemono  15,200 203
Tokyu REIT (3) 21 28
Tosoh  1,500 20
Toyo Tire  10,600 144
Toyota Motor  59,000 992
TRYT (1) 12,700 79
Visional (1)(3) 2,600 143
Welcia Holdings (3) 3,800 72
Yellow Hat  9,100 120
Z Holdings  78,500 219
31,583
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD) (6) 300,000 267
267
Total Japan (Cost
$24,744
)
31,850
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  8,549 122
Kaspi.KZ, GDR (USD)  3,187 292
NAC Kazatomprom, GDR (USD)  6,868 186
Total Kazakhstan (Cost
$424
)
600
KENYA 0.0%
Common Stocks 0.0%
Safaricom  46,300 6
Total Kenya (Cost
$16
)
6
MEXICO 0.3%
Common Stocks 0.3%
Becle  50,200 131
Corp Inmobiliaria Vesta (3) 28,400 103
Corp. Inmobiliaria Vesta, ADR (USD)  871 32
Gruma, Class B  14,190 253

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Grupo Aeroportuario del Sureste, ADR (USD)  229 65
Grupo Financiero Banorte, Class O  25,900 245
Grupo Mexico, Series B  120,870 628
Industrias Penoles (1)(3) 1,258 18
Wal-Mart de Mexico  177,393 739
2,214
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2) 150,000 149
149
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 257
257
Total Mexico (Cost
$2,121
)
2,620
MOROCCO 0.1%
Common Stocks 0.1%
Attijariwafa Bank  4,585 212
Hightech Payment Systems  218 127
Label Vie  169 81
Total Morocco (Cost
$388
)
420
NETHERLANDS 1.2%
Common Stocks 1.1%
Aalberts  2,267 102
Adyen (1) 405 752
AerCap Holdings (USD) (1) 1,482 95
Akzo Nobel  12,345 1,056
Argenx, ADR (USD) (1) 203 102
ASML Holding  3,534 2,531
ASML Holding (USD)  641 459
ASR Nederland  5,405 245
DSM-Firmenich  529 58
Heineken  8,201 803
IMCD  1,341 203
ING Groep  80,192 1,171
Koninklijke Philips (1) 21,260 442
Prosus  9,096 720
Signify  2,448 77
Van Lanschot Kempen, CVA  3,519 115
8,931

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 251
JDE Peet's, 1.375%, 1/15/27 (USD) (2) 290,000 252
NXP, 2.65%, 2/15/32 (USD)  375,000 303
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 72
878
Total Netherlands (Cost
$6,327
)
9,809
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  4,963 76
Total New Zealand (Cost
$13
)
76
NORWAY 0.3%
Common Stocks 0.3%
DNB Bank  33,193 684
Equinor  26,182 801
Norsk Hydro  18,625 122
Seadrill (USD) (1) 4,689 229
Storebrand  50,152 438
Subsea 7  9,599 129
TGS  14,204 190
Total Norway (Cost
$1,686
)
2,593
PAKISTAN 0.0%
Common Stocks 0.0%
Systems  24,930 39
Total Pakistan (Cost
$37
)
39
PANAMA 0.0%
Common Stocks 0.0%
Banco Latinoamericano de Comercio Exterior, Class E (USD)  1,623 38
38
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 27
27
Total Panama (Cost
$61
)
65

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PERU 0.1%
Common Stocks 0.1%
Alicorp  13,550 27
Credicorp (USD)  1,485 233
InRetail Peru (USD)  1,406 47
Southern Copper (USD)  6,006 525
Total Peru (Cost
$667
)
832
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  148,452 392
Converge Information and Communications Technology
Solutions (1) 128,200 24
Jollibee Foods  66,700 310
Nickel Asia  214,500 25
SM Investments  12,996 216
Universal Robina  85,860 192
Total Philippines (Cost
$1,017
)
1,159
POLAND 0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 53
Total Poland (Cost
$55
)
53
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R (1)(3) 165,362 45
Galp Energia  19,912 265
Jeronimo Martins  29,685 808
Total Portugal (Cost
$695
)
1,118
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  75,233 351
Total Qatar (Cost
$393
)
351

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ROMANIA 0.0%
Common Stocks 0.0%
Banca Transilvania  50,207 231
OMV Petrom  1,157,326 139
Total Romania (Cost
$335
)
370
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (1)(4) 80,680 —
Gazprom (1)(4) 31,212 —
HeadHunter Group, ADR (USD) (1)(4) 4,246 —
MMC Norilsk Nickel (4) 311 —
Moscow Exchange (4) 51,640 —
Polyus (1)(4) 294 —
Total Russia (Cost
$579
)
—
SAUDI ARABIA 0.3%
Common Stocks 0.3%
Al Rajhi Bank  6,243 124
Arabian Internet & Communications Services  1,954 190
Nahdi Medical  10,897 505
Saudi Awwal Bank  2,220 22
Saudi Basic Industries  17,634 403
Saudi National Bank  59,900 616
Saudi Tadawul Group Holding  1,230 66
1,926
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2) 245,000 240
240
Total Saudi Arabia (Cost
$2,031
)
2,166
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  76,400 117
DBS Group Holdings  8,200 212
Sea, ADR (USD) (1) 9,117 606
United Overseas Bank  21,100 479

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wilmar International  90,800 264
Total Singapore (Cost
$1,343
)
1,678
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  10,805 188
Total Slovenia (Cost
$136
)
188
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglo American Platinum  1,478 74
Capitec Bank Holdings  3,643 365
Clicks Group  28,101 441
Impala Platinum Holdings  9,712 70
Northam Platinum Holdings (1) 9,553 81
Sibanye Stillwater  29,324 56
Woolworths Holdings  13,038 58
1,145
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (2) 200,000 166
166
Total South Africa (Cost
$1,231
)
1,311
SOUTH KOREA 0.6%
Common Stocks 0.6%
Korea Zinc  85 33
KT  6,484 150
KT, ADR (USD)  5,359 63
LG Chem  1,220 621
Lotte Chemical  368 43
NAVER  2,446 436
Samsung Electronics  54,406 2,979
SK Hynix  3,378 327
Total South Korea (Cost
$2,983
)
4,652
SPAIN 0.4%
Common Stocks 0.4%
Aedas Homes  4,787 86
Amadeus IT Group (3) 14,883 1,068

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cellnex Telecom  8,349 341
CIE Automotive  3,256 102
Fluidra (3) 22,210 491
Iberdrola  51,639 644
Laboratorios Farmaceuticos Rovi  3,276 157
2,889
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 175
175
Total Spain (Cost
$2,298
)
3,064
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  16,327 393
Autoliv, SDR  2,325 232
Avanza Bank Holding  6,729 152
Beijer Ref  6,976 95
Boliden  11,596 341
Elekta, Class B  19,944 162
Epiroc, Class B  1,554 26
Essity, Class B  21,115 524
Millicom International Cellular, SDR (1)(3) 3,373 52
Norva24 Group (1) 27,945 71
Olink Holding, ADR (USD) (1) 7,903 150
Sandvik  20,924 425
SSAB, Class A  6,347 40
Svenska Cellulosa, Class B  19,947 265
Svenska Handelsbanken, Class A  28,243 248
Swedbank, Class A  18,679 343
Telefonaktiebolaget LM Ericsson, Class B  64,945 327
Trelleborg, Class B  2,569 68
Total Sweden (Cost
$3,625
)
3,914
SWITZERLAND 1.4%
Common Stocks 1.3%
ABB  11,299 453
Alcon  9,864 839
ams (1) 8,767 78
Barry Callebaut  265 497
DKSH Holding  2,185 176
Julius Baer Group  9,182 650
Lonza Group  802 466

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Montana Aerospace (1) 6,846 108
Nestle  12,762 1,564
Novartis  8,097 848
Partners Group Holding  418 469
Roche Holding  6,306 1,955
Sensirion Holding (1) 614 54
SKAN Group  517 47
TE Connectivity (USD)  8,938 1,283
UBS Group  6,247 139
Zurich Insurance Group  1,883 910
10,536
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2) 235,000 200
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(6) 300,000 265
UBS Group, VR, 3.179%, 2/11/43 (USD) (2)(6) 200,000 141
606
Total Switzerland (Cost
$7,949
)
11,142
TAIWAN 0.8%
Common Stocks 0.8%
Chailease Holding  54,000 358
King Yuan Electronics  23,000 46
Largan Precision  1,000 69
MediaTek  13,000 286
Taiwan Semiconductor Manufacturing  292,000 5,273
Taiwan Semiconductor Manufacturing, ADR (USD)  4,688 465
Vanguard International Semiconductor  103,000 254
Total Taiwan (Cost
$3,102
)
6,751
THAILAND 0.1%
Common Stocks 0.1%
Bumrungrad Hospital  25,900 163
CP ALL  163,100 303
Siam Cement  17,000 161
Total Thailand (Cost
$563
)
627
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
First Abu Dhabi Bank  56,669 226
Total United Arab Emirates (Cost
$154
)
226

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED KINGDOM 2.9%
Common Stocks 2.7%
Abcam, ADR (USD) (1) 10,343 242
Adriatic Metals, CDI (AUD) (1) 85,359 201
Airtel Africa  20,047 30
Amcor, CDI (AUD)  13,701 141
Anglo American  15,407 474
Ascential (1) 115,361 310
Ashtead Group  6,308 467
AstraZeneca  5,134 738
AstraZeneca, ADR (USD)  31,291 2,244
Auction Technology Group (1) 8,198 75
Baltic Classifieds Group  58,869 150
Barclays  42,102 84
Big Yellow Group  11,199 154
BP, ADR (USD)  4,595 171
Bridgepoint Group  108,144 262
British American Tobacco  2,233 75
Bunzl  4,633 172
Cab Payments Holdings (1) 10,891 40
Central Asia Metals  51,432 121
Compass Group  15,205 396
Croda International  3,282 248
Dechra Pharmaceuticals  3,525 168
Derwent London  4,450 121
Diageo  8,856 387
Diploma  1,296 54
Dowlais Group (1) 99,986 158
Dr. Martens  63,906 125
Endava, ADR (USD) (1) 1,239 65
Endeavour Mining (CAD) (3) 7,524 182
Experian  9,980 386
FD Technologies (1) 4,998 115
Funding Circle Holdings (1) 65,313 41
Genuit Group  21,492 86
Genus  3,952 125
Georgia Capital (1) 5,519 66
Glencore  53,815 327
Great Portland Estates  31,930 175
Greggs  6,665 236
GSK, ADR (USD)  10,457 372
Helios Towers (1) 118,892 138
Hiscox  4,307 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HSBC Holdings  102,929 855
IHS Holding (USD) (1) 3,380 27
Imperial Brands  7,285 172
Informa  27,307 266
InterContinental Hotels Group  2,023 150
Intermediate Capital Group  13,433 242
Investec  7,593 48
IQE (1)(3) 286,423 73
Johnson Matthey  7,450 172
Keywords Studios  8,106 183
Kingfisher  97,153 306
Lloyds Banking Group  533,122 308
London Stock Exchange Group  6,022 654
Melrose Industries  43,076 293
Mondi  2,008 35
National Grid  21,223 281
Next  3,302 299
Oxford Nanopore Technologies (1) 21,533 73
Pearson  6,117 68
Persimmon  15,434 229
Prudential  10,833 150
Renishaw  1,511 76
Rightmove  19,990 146
Rio Tinto  3,654 242
Rolls-Royce Holdings (1) 86,098 204
Rotork  51,850 205
Segro  6,712 66
Shell  26,930 816
Shell, ADR (USD)  5,115 315
Smith & Nephew  24,808 377
Smiths Group  3,856 84
Spirax-Sarco Engineering  1,075 154
Standard Chartered  17,402 167
Syncona (1) 35,348 69
Taylor Wimpey  43,834 64
Trainline (1) 33,499 113
Unilever (EUR)  3,660 197
Unilever  30,506 1,639
UNITE Group  3,574 45
Victrex  8,144 162
Vodafone Group  66,065 63
Vodafone Group, ADR (USD)  18,426 177
Watches of Switzerland Group (1) 10,439 101
Weir Group  5,265 124
WPP  39,373 430

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
YouGov  19,587 244
21,346
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $10 (1)(4)(5) 475 11
11
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 298
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 99
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (2) 210,000 185
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 168
Nationwide Building Society, 1.50%, 10/13/26 (USD) (2) 405,000 354
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 89
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD) (6) 200,000 176
Standard Chartered, VR, 1.822%, 11/23/25 (USD) (2)(6) 320,000 301
1,670
Total United Kingdom (Cost
$19,383
)
23,027
UNITED STATES 70.7%
Asset-Backed Securities 0.6%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class
C, 1.59%, 10/20/25  85,589 84
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 136
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2) 105,000 102
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class
A, 2.02%, 2/20/27 (2) 100,000 91
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M TSFR
+ 1.32%, 6.628%, 4/15/35 (2) 250,000 247
Carmax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 83
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 132
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M TSFR +
1.402%, 6.71%, 7/15/36 (2) 250,000 248
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27  295,000 293
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (2) 126,750 109
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (2) 127,725 105
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M USD LIBOR
+ 1.12%, 6.499%, 5/20/34 (2) 250,000 248

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%,
4/22/30 (2) 230,000 229
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26  65,944 65
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  215,000 207
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (2) 205,000 202
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (2) 115,000 104
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%,
8/15/35 (2) 185,000 182
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 186
GM Financial Automobile Leasing Trust, Series 2023-1, Class C,
5.76%, 1/20/27  180,000 178
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 87
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (2) 104,775 98
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28 (2) 69,552 67
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%,
2/15/29 (2) 50,000 49
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2) 85,115 80
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (2) 44,168 40
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2) 150,504 142
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (2) 28,703 25
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (2) 31,225 28
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62 (2) 166,339 148
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 80,191 80
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (2) 124,669 101
SMB Private Education Loan Trust, Series 2015-B, Class A3,
FRN, 1M TSFR + 1.864%, 7.086%, 5/17/32 (2) 9,053 9
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2) 31,661 31
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M TSFR + 1.564%, 6.786%, 2/17/32 (2) 44,008 44
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2) 76,597 73

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2) 38,003 36
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53 (2) 59,419 53
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53 (2) 132,295 113
4,535
Bond Mutual Funds 15.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 6.36% (7)(8) 2,080,688 16,458
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 6.18% (7)(8) 3,959,299 20,153
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.40% (7)(8) 4,778,796 30,823
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.90% (7)(8) 878,762 8,234
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.95% (7)(8) 2,643,319 20,063
T. Rowe Price International Bond Fund - I Class, 3.68% (7)(8) 3,474,176 24,910
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.66% (7)(8) 268,038 2,185
122,826
Common Stocks 29.3%
AbbVie  3,566 533
Acadia Realty Trust, REIT  10,501 165
Accenture, Class A  3,313 1,048
Adobe (1) 417 228
Advanced Micro Devices (1) 2,778 318
Affirm Holdings (1) 1,600 31
Agilent Technologies  5,055 616
Alcoa  554 20
Alexandria Real Estate Equities, REIT  1,272 160
Align Technology (1) 146 55
Allstate  9,911 1,117
Alphabet, Class A (1) 3,901 518
Alphabet, Class C (1) 57,273 7,624
Amazon.com (1) 60,473 8,084
Ameren  2,176 186
American Express  4,647 785
American Homes 4 Rent, Class A, REIT  7,816 293
American Tower, REIT  1,942 370
AmerisourceBergen  15,511 2,899
AMETEK  9,668 1,533
Amgen  5,390 1,262
Amphenol, Class A  11,118 982
Analog Devices  4,524 903

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Apollo Global Management  2,950 241
Apple  51,492 10,116
Apple Hospitality REIT, REIT  8,199 127
Applied Materials  13,052 1,979
Atlassian, Class A (1) 644 117
Autodesk (1) 2,539 538
AutoZone (1) 328 814
AvalonBay Communities, REIT  3,000 566
Baker Hughes  2,861 102
Ball  946 55
Bank of America  73,362 2,348
Bath & Body Works  2,636 98
Becton Dickinson & Company  3,862 1,076
Berkshire Hathaway, Class B (1) 6,951 2,446
Best Buy  1,039 86
BILL Holdings (1) 2,159 271
Block, Class A (1) 848 68
Boeing (1) 1,569 375
Booking Holdings (1) 590 1,753
Booz Allen Hamilton Holding  8,823 1,068
Broadcom  2,548 2,290
Broadridge Financial Solutions  3,724 625
Cactus, Class A  846 43
Cadence Design Systems (1) 1,918 449
Camden Property Trust, REIT  1,551 169
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (1)(4)(5) 105 74
Carrier Global  24,341 1,449
Carvana (1) 1,782 82
Caterpillar  1,299 344
Cava Group (1) 877 50
Cboe Global Markets  4,289 599
CBRE Group, Class A (1) 389 32
CCC Intelligent Solutions Holdings (1) 12,746 140
Ceridian HCM Holding (1) 3,461 245
CF Industries Holdings  1,026 84
ChampionX  1,988 71
Charles Schwab  10,299 681
Chesapeake Energy  1,314 111
Chevron  9,877 1,616
Chipotle Mexican Grill (1) 428 840
Chubb  11,504 2,352
Cintas  129 65
CME Group  400 80
Coca-Cola  26,908 1,666
Colgate-Palmolive  9,249 705
Commercial Metals  682 39

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Comstock Resources  3,186 41
Confluent, Class A (1) 1,493 52
ConocoPhillips  6,730 792
Constellation Energy  15,656 1,513
Corebridge Financial  13,252 248
Crowdstrike Holdings, Class A (1) 345 56
Crown Castle, REIT  1,127 122
CSX  64,307 2,143
CubeSmart, REIT  5,070 220
Cummins  5,326 1,389
Danaher  4,245 1,083
Darling Ingredients (1) 2,102 146
Datadog, Class A (1) 666 78
Deere  483 207
Devon Energy  8,639 466
Diamondback Energy  1,783 263
Dollar General  1,325 224
Dominion Energy  838 45
DoorDash, Class A (1) 1,061 96
Douglas Emmett, REIT  5,602 82
Dover  1,040 152
East West Bancorp  2,144 133
EastGroup Properties, REIT  1,064 188
Eaton  3,115 640
Elevance Health  9,352 4,411
Eli Lilly  5,663 2,574
Entergy  1,720 177
EOG Resources  1,711 227
EPAM Systems (1) 487 115
EQT  42,878 1,809
Equinix, REIT  934 756
Equitrans Midstream  4,523 47
Equity LifeStyle Properties, REIT  18,316 1,304
Equity Residential, REIT  5,357 353
Essex Property Trust, REIT  1,166 284
Evergy  4,016 241
Extra Space Storage, REIT  2,549 356
Exxon Mobil  13,045 1,399
Federal Realty Investment Trust, REIT  222 23
FirstEnergy  5,718 225
Fiserv (1) 16,176 2,042
FleetCor Technologies (1) 2,202 548
Floor & Decor Holdings, Class A (1) 787 90
FMC  622 60
Fortinet (1) 605 47
Freeport-McMoRan  19,529 872

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FTI Consulting (1) 1,068 187
Gaming & Leisure Properties, REIT  2,626 125
GE HealthCare Technologies  8,726 681
General Dynamics  4,967 1,111
General Electric  18,190 2,078
General Mills  12,971 969
General Motors  4,964 190
Goldman Sachs Group  4,098 1,458
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(4)(5) 826 13
Halliburton  19,668 769
Hartford Financial Services Group  13,322 958
HCA Healthcare  2,814 768
Healthcare Realty Trust, REIT  5,751 112
Hershey  3,184 736
Hess  4,407 669
Hilton Worldwide Holdings  2,106 327
Home Depot  2,735 913
Host Hotels & Resorts, REIT  5,298 97
Hubbell  3,499 1,092
Humana  1,870 854
IDEX  222 50
Intapp (1) 529 22
Intuit  1,840 942
Intuitive Surgical (1) 2,900 941
Ivanhoe Electric (1) 4,524 74
Johnson & Johnson  10,966 1,837
Jones Lang LaSalle (1) 410 68
JPMorgan Chase  27,380 4,325
Karuna Therapeutics (1) 320 64
Kenvue (1) 28,923 685
Keurig Dr Pepper  7,754 264
Kilroy Realty, REIT  2,930 105
Kimco Realty, REIT  3,055 62
Kinder Morgan  39,222 695
KLA  2,117 1,088
Kosmos Energy (1) 35,116 249
Kraft Heinz  6,428 233
L3Harris Technologies  4,629 877
Lam Research  1,844 1,325
Las Vegas Sands (1) 8,194 490
Liberty Energy, Class A  2,345 39
Liberty Media-Liberty Formula One, Class C (1) 5,887 427
Linde  6,710 2,621
Live Nation Entertainment (1) 1,176 103
LPL Financial Holdings  2,092 480
Lululemon Athletica (1) 1,525 577

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Magnolia Oil & Gas, Class A  2,213 49
Marathon Petroleum  732 97
Marriott International, Class A  1,956 395
Marsh & McLennan  1,284 242
Martin Marietta Materials  70 31
Marvell Technology  1,711 111
Mastercard, Class A  3,088 1,218
McDonald's  5,026 1,474
Medtronic  3,598 316
Merck  16,928 1,805
Meta Platforms, Class A (1) 9,846 3,137
MetLife  32,245 2,030
Micron Technology  24,493 1,749
Microsoft  41,100 13,806
Molina Healthcare (1) 3,572 1,088
Mondelez International, Class A  29,482 2,185
MongoDB (1) 559 237
Monolithic Power Systems  685 383
Morgan Stanley  6,240 571
MSCI  93 51
Netflix (1) 1,980 869
Newmont  11,974 514
NextEra Energy  12,713 932
NIKE, Class B  1,169 129
Noble (1) 1,316 69
Norfolk Southern  1,944 454
Northrop Grumman  569 253
NOV  6,047 121
Nucor  2,483 427
NVIDIA  14,952 6,987
NXP Semiconductors  5,455 1,216
Old Dominion Freight Line  2,675 1,122
O'Reilly Automotive (1) 702 650
Packaging Corp. of America  456 70
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)(5) 21,572 9
Paycom Software  106 39
Pebblebrook Hotel Trust, REIT  2,510 39
PepsiCo  4,886 916
PG&E (1) 3,100 55
Philip Morris International  15,807 1,576
Pinterest, Class A (1) 7,147 207
Pioneer Natural Resources  670 151
PNC Financial Services Group  9,867 1,351
PotlatchDeltic, REIT  892 48
Procter & Gamble  18,981 2,967
Progressive  17,261 2,175

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Prologis, REIT  10,577 1,319
Public Storage, REIT  6,186 1,743
QUALCOMM  2,221 294
Quanta Services  289 58
Quest Diagnostics  4,557 616
Range Resources  27,354 860
Rayonier, REIT  3,857 128
Regency Centers, REIT  5,779 379
Regeneron Pharmaceuticals (1) 1,839 1,364
Reliance Steel & Aluminum  1,199 351
Rexford Industrial Realty, REIT  4,925 271
Rivian Automotive, Class A (1) 4,640 128
Roper Technologies  1,521 750
Ross Stores  1,832 210
Royal Gold  303 36
RPM International  594 61
S&P Global  491 194
Saia (1) 364 154
Salesforce (1) 1,644 370
SBA Communications, REIT  975 213
Schlumberger  39,409 2,299
Seagen (1) 1,101 211
Service Corp International  4,218 281
ServiceNow (1) 1,963 1,144
Sherwin-Williams  844 233
Shoals Technologies Group, Class A (1) 1,828 47
Simon Property Group, REIT  3,729 465
SiteOne Landscape Supply (1) 866 147
Skyward Specialty Insurance Group (1) 1,679 40
Skyworks Solutions  1,738 199
SL Green Realty, REIT  786 30
Snowflake, Class A (1) 475 84
SolarEdge Technologies (1) 281 68
Southern  10,812 782
Southwestern Energy (1) 69,977 453
Steel Dynamics  2,508 267
STERIS  2,593 585
Stryker  1,257 356
Sun Communities, REIT  646 84
Super Micro Computer (1) 443 146
Synopsys (1) 1,713 774
T-Mobile U.S. (1) 20,432 2,815
Target  4,241 579
TechnipFMC (1) 25,371 465
Teleflex  213 53
Terreno Realty, REIT  3,975 236

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Tesla (1) 4,037 1,080
Texas Instruments  12,889 2,320
Thermo Fisher Scientific  5,977 3,279
TJX  4,422 383
TransDigm Group  387 348
Travelers  4,397 759
U.S. Bancorp  22,497 893
Ulta Beauty (1) 2,414 1,074
Union Pacific  6,186 1,435
UnitedHealth Group  6,467 3,275
Valero Energy  727 94
Veeva Systems, Class A (1) 1,272 260
Ventas, REIT  4,835 235
VeriSign (1) 552 116
Verisk Analytics  2,441 559
Verra Mobility (1) 1,461 31
Vertex Pharmaceuticals (1) 2,406 848
Visa, Class A  17,922 4,261
Vulcan Materials  237 52
Walmart  9,717 1,553
Warrior Met Coal  1,038 46
Waste Connections  832 117
Wells Fargo  29,075 1,342
Welltower, REIT  5,148 423
West Pharmaceutical Services  661 243
Western Alliance Bancorp  4,286 223
Westinghouse Air Brake Technologies  14,650 1,735
Westrock  1,014 34
Weyerhaeuser, REIT  18,513 631
Williams  29,939 1,031
Zoetis  1,170 220
235,527
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97 (1)(4)(5) 2,160 69
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42 (1)(4)(5) 618 20
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(4)(5) 4 3
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (1)(4)(5) 6,404 34
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)(4)
(5) 348 25
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)(4)
(5) 927 68

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(4)(5) 163 8
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)(5) 1,103 17
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(4)(5) 255 34
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(4)(5) 2,594 111
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (1)(4)(5) 2,843 122
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37 (1)
(4)(5) 2,783 38
Lilac Solutions Safe Investment, Acquisition Date: 11/21/22,
Cost $10 (1)(4)(5) 10,202 10
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $155 (1)(4)(5) 16,193 68
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(4)(5) 1,666 79
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (1)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(4)(5) 3,239 4
Treeline, Series A, Acquisition Date: 9/26/22, Cost $12 (1)(4)(5) 1,491 12
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (1)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(4)(5) 1,669 64
960
Corporate Bonds 2.7%
AbbVie, 2.95%, 11/21/26  145,000 136
AbbVie, 4.50%, 5/14/35  30,000 28
AbbVie, 4.70%, 5/14/45  95,000 86
AHS Hospital, 5.024%, 7/1/45  20,000 19
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 98
Ally Financial, 2.20%, 11/2/28  120,000 98
Altria Group, 2.35%, 5/6/25  40,000 38
Amazon.com, 2.80%, 8/22/24  50,000 49
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  19,309 18
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  154,898 135
American Honda Finance, 0.75%, 8/9/24  260,000 247
American Tower, 1.45%, 9/15/26  355,000 315
Amphenol, 2.20%, 9/15/31  105,000 85
Amphenol, 4.75%, 3/30/26  25,000 25
Aon, 3.875%, 12/15/25  25,000 24

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Appalachian Power, 4.45%, 6/1/45  40,000 33
Apple, 3.20%, 5/11/27  300,000 286
AT&T, 2.75%, 6/1/31  215,000 178
Autodesk, 2.40%, 12/15/31  135,000 111
AutoZone, 3.125%, 4/21/26  170,000 161
AutoZone, 3.75%, 6/1/27  70,000 67
Bank of America, 3.50%, 4/19/26  400,000 383
Bank of America, 4.45%, 3/3/26  50,000 49
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 106
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 222
Banner Health, 1.897%, 1/1/31  65,000 52
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 100
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 174
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 23
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 29
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (2) 100,000 89
Brixmor Operating Partnership, 3.90%, 3/15/27  25,000 23
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 73
Cameron LNG, 2.902%, 7/15/31 (2) 40,000 34
Cameron LNG, 3.701%, 1/15/39 (2) 30,000 24
Cardinal Health, 3.41%, 6/15/27  125,000 117
Cardinal Health, 3.75%, 9/15/25  80,000 77
Carvana, 10.25%, 5/1/30 (2) 86,000 70
Centra Health, 4.70%, 1/1/48  385,000 319
Charter Communications Operating, 4.908%, 7/23/25  50,000 49
Charter Communications Operating, Series USD, 4.50%, 2/1/24  250,000 248
Cigna Group, 3.25%, 4/15/25  250,000 240
Citigroup, 4.45%, 9/29/27  70,000 67
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 298
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 94
CMS Energy, 4.875%, 3/1/44  25,000 23
CNO Global Funding, 2.65%, 1/6/29 (2) 315,000 267
CommonSpirit Health, 2.76%, 10/1/24  95,000 92
CommonSpirit Health, 2.782%, 10/1/30  50,000 42
Corebridge Financial, 4.40%, 4/5/52  375,000 296
Crown Castle, 2.10%, 4/1/31  250,000 199
Crown Castle, 3.70%, 6/15/26  40,000 38
Crown Castle, 4.75%, 5/15/47  30,000 25
CVS Health, 2.70%, 8/21/40  290,000 200
Discover Financial Services, 3.75%, 3/4/25  15,000 14
Elevance Health, 4.101%, 3/1/28  130,000 125
Elevance Health, 4.65%, 1/15/43  20,000 18
Energy Transfer, 5.25%, 4/15/29  120,000 118
Equifax, 5.10%, 12/15/27  145,000 144
ERAC USA Finance, 5.40%, 5/1/53 (2) 300,000 299

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Essex Portfolio, 2.65%, 3/15/32  135,000 108
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Experian Finance, 2.75%, 3/8/30 (2) 200,000 170
Extra Space Storage, 4.00%, 6/15/29  145,000 133
Fifth Third Bancorp, 4.30%, 1/16/24  65,000 64
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 67
FirstEnergy Transmission, 4.35%, 1/15/25 (2) 65,000 63
Fiserv, 3.20%, 7/1/26  100,000 95
Florida Gas Transmission, 4.35%, 7/15/25 (2) 215,000 209
General Motors, 4.00%, 4/1/25  55,000 54
General Motors Financial, 2.40%, 4/10/28  305,000 265
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.50%, 1/23/25  300,000 291
Goldman Sachs Group, 3.85%, 1/26/27  115,000 110
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 163
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6) 130,000 92
Hasbro, 3.00%, 11/19/24  150,000 145
Hasbro, 3.55%, 11/19/26  420,000 394
HCA, 4.125%, 6/15/29  235,000 218
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 26
Healthpeak, 2.125%, 12/1/28  80,000 68
Healthpeak, 2.875%, 1/15/31  45,000 38
High Street Funding Trust I, 4.111%, 2/15/28 (2) 100,000 93
Honeywell International, 1.10%, 3/1/27  275,000 243
Hyundai Capital America, 1.30%, 1/8/26 (2) 145,000 130
Hyundai Capital America, 1.65%, 9/17/26 (2) 180,000 159
Hyundai Capital America, 1.80%, 10/15/25 (2) 55,000 50
Hyundai Capital America, 2.00%, 6/15/28 (2) 235,000 198
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 120
Intercontinental Exchange, 3.75%, 12/1/25  75,000 73
Interpublic Group of Companies, 5.375%, 6/15/33  410,000 402
Jackson Financial, 1.125%, 11/22/23  270,000 266
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 212
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 138
Kentucky Utilities, 4.375%, 10/1/45  65,000 54
Keysight Technologies, 4.55%, 10/30/24  230,000 227
Kilroy Realty, 3.45%, 12/15/24  40,000 38
Kilroy Realty, 4.25%, 8/15/29  25,000 21
Kilroy Realty, 4.375%, 10/1/25  15,000 14
L3Harris Technologies, 4.854%, 4/27/35  50,000 48
Liberty Mutual Group, 4.85%, 8/1/44 (2) 20,000 17
LYB International Finance II, 3.50%, 3/2/27  300,000 283
Marriott International, Series AA, 4.65%, 12/1/28  285,000 277
Mars, 4.75%, 4/20/33 (2) 125,000 123

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Marsh & McLennan, 3.50%, 6/3/24  115,000 113
McDonald's, 1.45%, 9/1/25  65,000 60
McKesson, 5.25%, 2/15/26  370,000 370
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 95
Met Tower Global Funding, 1.25%, 9/14/26 (2) 245,000 215
Micron Technology, 4.185%, 2/15/27  31,000 30
Microsoft, 2.921%, 3/17/52  90,000 66
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2) 110,000 104
Mississippi Power, 3.95%, 3/30/28  170,000 160
Moody's, 2.00%, 8/19/31  335,000 271
Morgan Stanley, 4.30%, 1/27/45  45,000 40
Morgan Stanley, VR, 3.217%, 4/22/42 (6) 135,000 102
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 258
NiSource, 3.49%, 5/15/27  215,000 203
NiSource, 3.95%, 3/30/48  105,000 83
Northern Trust, 3.95%, 10/30/25  25,000 24
Northwestern University, Series 2020, 2.64%, 12/1/50  140,000 94
Nucor, 2.70%, 6/1/30  70,000 61
Nucor, 3.95%, 5/1/28  130,000 124
Omnicom Group, 3.65%, 11/1/24  50,000 49
Oracle, 2.40%, 9/15/23  300,000 299
O'Reilly Automotive, 3.60%, 9/1/27  145,000 137
PACCAR Financial, 0.90%, 11/8/24  415,000 392
Pacific Gas & Electric, 2.10%, 8/1/27  125,000 107
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 333
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 189
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 72
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Pricoa Global Funding I, 3.45%, 9/1/23 (2) 270,000 269
Principal Financial Group, 2.125%, 6/15/30  160,000 131
Principal Financial Group, 3.40%, 5/15/25  35,000 34
Public Storage, 1.95%, 11/9/28  150,000 129
Realty Income, 2.20%, 6/15/28  70,000 61
Regency Centers, 4.125%, 3/15/28  35,000 33
Republic Services, 3.375%, 11/15/27  230,000 216
Revvity, 1.90%, 9/15/28  230,000 196
Roper Technologies, 2.95%, 9/15/29  60,000 54
Roper Technologies, 3.80%, 12/15/26  50,000 48
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 47
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 117
SBA Tower Trust, 2.836%, 1/15/25 (2) 250,000 238
Sempra, 3.30%, 4/1/25  185,000 178
ServiceNow, 1.40%, 9/1/30  235,000 186
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  119,000 118

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Simon Property Group, 2.65%, 2/1/32  340,000 276
Simon Property Group, 3.375%, 10/1/24  45,000 44
Spectra Energy Partners, 4.75%, 3/15/24  170,000 169
Synchrony Financial, 4.25%, 8/15/24  375,000 367
Texas Instruments, 1.125%, 9/15/26  80,000 72
Texas Instruments, 1.375%, 3/12/25  45,000 42
Time Warner Cable, 6.55%, 5/1/37  13,000 12
Time Warner Cable, 6.75%, 6/15/39  13,000 12
TJX, 1.60%, 5/15/31  55,000 45
Trinity Health, 4.125%, 12/1/45  25,000 21
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,903 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  270,594 234
UnitedHealth Group, 3.75%, 7/15/25  40,000 39
Verizon Communications, 1.68%, 10/30/30  28,000 22
Verizon Communications, 2.625%, 8/15/26  230,000 213
Visa, 4.15%, 12/14/35  90,000 86
Vistra Operations, 3.55%, 7/15/24 (2) 135,000 131
Waste Connections, 2.20%, 1/15/32  155,000 125
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 408
Willis North America, 3.60%, 5/15/24  40,000 39
Willis North America, 4.50%, 9/15/28  160,000 152
WP Carey, 3.85%, 7/15/29  115,000 104
21,936
Equity Mutual Funds 8.1%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
- I Class (7) 2,160,946 43,975
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7) 2,187,276 20,954
64,929
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 223
California State Univ., Series B, 2.795%, 11/1/41  250,000 176
California, Build America, GO, 7.625%, 3/1/40  35,000 43
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 171
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 316
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 15
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  15,000 18
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 140
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 19
Metropolitan Government Nashville & Davidson County Health &
Ed. Facs, Series B, 3.235%, 7/1/52  200,000 126

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  15,000 15
Miami-Dade County Transit System, Build America, Series B,
5.624%, 7/1/40  160,000 167
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 71
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  125,000 140
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  15,000 15
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 20
South Carolina Public Service Auth., Series D, Unrefunded
Portion, 2.388%, 12/1/23 (9) 25,000 25
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 16
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 23
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 100
1,844
Non-U.S. Government Mortgage-Backed Securities 0.8%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (2) 73,847 61
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66 (2) 24,197 20
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (2) 64,112 52
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (2) 228,270 215
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (2) 84,591 71
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.496%, 11/15/34 (2) 50,000 20
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363%,
7/15/56  145,000 149
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (2) 150,000 112
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR + 1.118%,
6.34%, 10/15/36 (2) 225,000 217
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2) 100,000 90
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 51
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 72
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class
A1, CMO, ARM, 3.50%, 6/25/62 (2) 228,957 204

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 24
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (2) 60,940 51
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M TSFR +
1.414%, 6.636%, 11/15/37 (2) 137,619 136
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 38
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 57
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 95
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 5.969%, 11/25/41 (2) 31,356 31
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 6.069%, 12/25/41 (2) 29,777 30
Connecticut Avenue Securities Trust, Series 2023-R02, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 7.369%, 1/25/43 (2) 74,667 76
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 7.369%, 5/25/43 (2) 189,421 192
Connecticut Avenue Securities Trust, Series 2023-R05, Class
1M1, CMO, ARM, SOFR30A + 1.90%, 6.969%, 6/25/43 (2) 132,324 133
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2) 18,745 17
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 6.716%, 7/15/38 (2) 96,082 94
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  19,981 19
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  860,000 724
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  370,000 344
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  285,000 280
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2) 165,000 157
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (2) 6,023 5
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (2) 100,000 75
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 6.969%, 12/15/36 (2) 70,000 69
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 24
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  65,000 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 62
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  43,406 41
JPMorgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class B, 3.377%, 1/5/39 (2) 100,000 74
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2) 35,535 31
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2) 42,080 37
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M TSFR + 0.944%, 5.98%, 8/25/50 (2) 9,378 9
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2) 16,673 15
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.437%, 4/15/38 (2) 255,000 251
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (2) 25,004 24
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 19
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 33
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 81
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 144
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49  25,000 23
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (2) 135,885 109
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M TSFR + 2.109%, 7.331%, 11/15/38 (2) 295,000 247
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR
+ 1.214%, 6.512%, 10/25/59 (2) 10,551 10
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.197%, 12/25/49 (2) 188,162 153
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2) 6,952 7
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M TSFR + 1.614%, 6.836%, 5/15/38 (2) 110,000 91
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2) 2,205 2
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (2) 25,226 22
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 7.169%, 10/25/33 (2) 60,000 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 6.569%, 10/25/41 (2) 100,000 98
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 5.919%, 11/25/41 (2) 126,965 126
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 7.069%, 4/25/42 (2) 131,282 132
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.169%, 3/25/42 (2) 107,316 108
Structured Agency Credit Risk Debt Notes, Series 2023-DNA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.169%, 3/25/43 (2) 36,994 37
Structured Agency Credit Risk Debt Notes, Series 2023-DNA2,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.169%, 4/25/43 (2) 127,067 129
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (2) 25,710 24
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2) 17,565 17
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (2) 16,999 16
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (2) 33,724 32
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (2) 35,864 30
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (2) 230,950 197
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (2) 126,470 125
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 39
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 95
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 71
6,886
Private Investment Companies 7.3%
Blackstone Partners Offshore Fund, Series E1 (4) 25,981 58,840
58,840
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,160
U.S. Treasury Bonds, 1.375%, 8/15/50  990,000 558
U.S. Treasury Bonds, 1.75%, 8/15/41  1,510,000 1,041
U.S. Treasury Bonds, 1.875%, 2/15/41  580,000 412
U.S. Treasury Bonds, 1.875%, 2/15/51 (10) 1,515,000 973
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,658
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 241
U.S. Treasury Bonds, 2.25%, 2/15/52 (10)(11) 1,545,000 1,083

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 110
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 52
U.S. Treasury Bonds, 2.75%, 8/15/47 (10) 4,915,000 3,847
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 459
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 327
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 358
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 180
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 607
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 123
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 661
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 251
U.S. Treasury Bonds, 3.125%, 8/15/44  610,000 516
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 196
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 75
U.S. Treasury Bonds, 3.625%, 5/15/53  585,000 547
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 564
U.S. Treasury Bonds, 3.875%, 2/15/43  205,000 196
U.S. Treasury Bonds, 3.875%, 5/15/43  235,000 225
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 150
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  121,487 78
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52  179,936 116
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  270,893 183
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  252,523 203
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  447,522 373
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  240,513 197
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  79,451 67
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  139,363 117
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  163,161 137
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  159,464 147
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  381,112 361
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  3,393,531 3,232
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  564,488 536
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  928,208 872
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  1,080,738 1,017
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  544,131 510
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  523,343 470
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  408,905 363
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  63,203 56
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  413,069 363
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  453,776 435
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  1,162,793 1,066
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  2,029,288 1,907
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  384,187 361
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  202,613 193
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  949,907 871
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33  1,343,112 1,283

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  3,134,058 3,043
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  240,331 236
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  2,285,140 2,258
U.S. Treasury Notes, 0.125%, 8/31/23  295,000 294
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 333
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 103
U.S. Treasury Notes, 0.875%, 6/30/26  1,710,000 1,543
U.S. Treasury Notes, 1.25%, 8/15/31  1,285,000 1,047
U.S. Treasury Notes, 1.625%, 8/15/29  950,000 826
U.S. Treasury Notes, 1.875%, 2/28/27  2,720,000 2,496
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 310
U.S. Treasury Notes, 2.75%, 5/15/25  520,000 500
U.S. Treasury Notes, 3.50%, 2/15/33  50,000 48
U.S. Treasury Notes, 3.625%, 5/31/28  645,000 630
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 718
U.S. Treasury Notes, 4.125%, 9/30/27  2,620,000 2,603
U.S. Treasury Notes, 4.125%, 10/31/27  1,440,000 1,431
50,503
Total United States (Cost
$499,334
)
568,786
VIETNAM 0.3%
Common Stocks 0.3%
Airports Corp. of Vietnam (1) 2,900 10
Asia Commercial Bank  284,971 286
Bank for Foreign Trade of Vietnam (1) 42,081 163
Binh Minh Plastics  9,100 38
FPT  140,116 534
FPT Digital Retail  13,195 43
Hoa Phat Group (1) 492,100 587
Khang Dien House Trading & Investment (1) 8,540 13
Military Commercial Joint Stock Bank  181,042 153
Mobile World Investment  37,600 88
Nam Long Investment  43,766 74
Phu Nhuan Jewelry  38,600 135
Saigon Beer Alcohol Beverage  8,300 55
Vietnam Dairy Products  45,400 150
Vietnam Engine & Agricultural Machinery  69,200 110
Vietnam Technological & Commercial Joint Stock Bank (1) 20,000 31
Vincom Retail (1) 97,100 122
Total Vietnam (Cost
$2,053
)
2,592

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Treasury Reserve Fund, 5.26% (7)(12) 24,188,077 24,188
Total Short-Term Investments (Cost $24,188) 24,188
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.32% (7)(12) 3,053,529 3,054
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,054
Total Securities Lending Collateral (Cost $3,054) 3,054
Total Investments in Securities 100.0%
(Cost $689,978) $ 804,644
Other Assets Less Liabilities 0.0% 296
Net Assets 100.0% $ 804,940
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$15,794 and represents 2.0% of net assets.
(3) All or a portion of this security is on loan at July 31, 2023.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,449 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) SEC 30-day yield
(9) Escrowed to maturity
(10) At July 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2023.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Daimler Truck Holding, Call,
9/15/23 @ 35.00 (EUR) 2 7 —
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
9/15/23 @ $75.00 860 6,493 (75)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/15/23 @ $75.00 1,004 7,580 (66)
Goldman Sachs
Julius Baer Group, Call,
9/15/23 @ 65.00 (CHF) 1 6 —
Morgan Stanley
S&P 500 Index, Call,
9/15/23 @ $4,625.00 79 36,253 (545)
Total Options Written (Premiums $(674)) $ (686)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 8/31/23 USD 9,978 JPY 1,390,420 $ 153
Deutsche Bank 8/31/23 USD 172 ILS 637 (2)
JPMorgan Chase 8/31/23 CHF 68 USD 79 —
JPMorgan Chase 8/31/23 GBP 46 USD 59 —
JPMorgan Chase 8/31/23 HKD 5 USD 1 —
JPMorgan Chase 8/31/23 JPY 19,893 USD 141 —
JPMorgan Chase 8/31/23 NOK 134 USD 13 —
JPMorgan Chase 8/31/23 SEK 292 USD 28 —
JPMorgan Chase 8/31/23 SGD 25 USD 19 —
JPMorgan Chase 8/31/23 USD 33 AUD 49 —
JPMorgan Chase 8/31/23 USD 4,479 CHF 3,820 82
JPMorgan Chase 8/31/23 USD 1,318 DKK 8,798 18
JPMorgan Chase 8/31/23 USD 43 EUR 39 —
JPMorgan Chase 8/31/23 USD 6,455 GBP 4,976 68
JPMorgan Chase 8/31/23 USD 1,052 HKD 8,207 —
JPMorgan Chase 8/31/23 USD 4 ILS 13 —
JPMorgan Chase 8/31/23 USD 291 NOK 2,915 3
JPMorgan Chase 8/31/23 USD 89 NZD 142 —
JPMorgan Chase 8/31/23 USD 1,452 SEK 14,951 30
JPMorgan Chase 8/31/23 USD 556 SGD 735 3
State Street 8/31/23 USD 3,220 AUD 4,731 38
State Street 8/31/23 USD 14,647 EUR 13,115 204
Net unrealized gain (loss) on open forward
currency exchange contracts $ 597

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 66 MSCI EAFE Index contracts 9/23 (7,279) $ (197)
Long, 61 S&P 500 E-Mini Index contracts 9/23 14,074 109
Long, 27 U.S. Treasury Long Bond contracts 9/23 3,360 (65)
Long, 37 U.S. Treasury Notes five year contracts 9/23 3,952 (66)
Long, 11 U.S. Treasury Notes ten year contracts 9/23 1,226 (31)
Long, 3 U.S. Treasury Notes two year contracts 9/23 609 (10)
Long, 3 Ultra U.S. Treasury Bonds contracts 9/23 397 (11)
Short, 8 Ultra U.S. Treasury Notes ten year contracts 9/23 (936) 23
Net payments (receipts) of variation margin to date 308
Variation margin receivable (payable) on open futures contracts $ 60

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 6.36%  $ 960 $ (2,624) $ 709
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class, 6.18%  (1,601) 5,578 1,150
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.40%  (3,972) 8,066 1,591
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.90%  (473) 817 847
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.95%  (806) 1,615 1,198
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,832 4,357 410
T. Rowe Price International Bond Fund - I Class,
3.68%  (2,143) 4,444 494
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.66%  (324) 483 82
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (848) 1,146 711
T. Rowe Price Government Reserve Fund, 5.32% — — —++
T. Rowe Price Treasury Reserve Fund, 5.26% — — 927
Affiliates not held at period end (353) 479 77
Totals $ (6,728)# $ 24,361 $ 8,196+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 6.36%  $ 20,913 $ 6,087 $ 7,918 $ 16,458
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.18%  22,528 1,148 9,101 20,153
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.40%  35,764 1,591 14,598 30,823
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.90%  16,193 847 9,623 8,234
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.95%  21,807 2,233 5,592 20,063
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  55,376 3,296 19,054 43,975
T. Rowe Price International
Bond Fund - I Class, 3.68%  26,115 2,494 8,143 24,910
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.66%  5,944 556 4,798 2,185
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  27,945 932 9,069 20,954
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  13,271 589 14,339 —
T. Rowe Price Government
Reserve Fund, 5.32% 3,151  ¤  ¤ 3,054
T. Rowe Price Treasury Reserve
Fund, 5.26% 26,870  ¤  ¤ 24,188
Total $ 214,997^
# Capital gain distributions from underlying Price funds represented $6,516 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,196 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $235,354.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments
55
T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Allocation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Global Allocation Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 96,675 $ — $ 96,675
Bond Mutual Funds 122,826 — — 122,826
Common Stocks 254,006 177,642 119 431,767
Convertible Preferred Stocks — — 1,330 1,330
Equity Mutual Funds 64,929 — — 64,929
Preferred Stocks — 1,035 — 1,035
Private Investment Companies — — 58,840 58,840
Short-Term Investments 24,188 — — 24,188
Securities Lending Collateral 3,054 — — 3,054
Total Securities 469,003 275,352 60,289 804,644
Forward Currency Exchange
Contracts — 599 — 599
Futures Contracts* 132 — — 132
Total $ 469,135 $ 275,951 $ 60,289 $ 805,375
Liabilities
Options Written $ — $ 686 $ — $ 686
Forward Currency Exchange
Contracts — 2 — 2
Futures Contracts* 380 — — 380
Total $ 380 $ 688 $ — $ 1,068
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at July 31, 2023, totaled $(1,369,000) for the period ended
July 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
7/31/23
Investment in Securities
Common Stocks $ 170 $ 284 $ — $ (335) $ 119
Convertible Preferred Stocks 1,351 (145) 144 (20) 1,330
Private Investment Companies 77,741 3,099 — (22,000) 58,840
Total $ 79,262 $ 3,238 $ 144 $ (22,355) $ 60,289

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 119 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
4.7x
– 18.6x
14.7x Increase
Gross profit
growth rate
24%
– 27%
27% Increase
Enterprise
value to sales
multiple
1.7x
– 14.8x
11.6x Increase
Sales growth
rate
23%
– 27%
26% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,330 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# Increase
Probability
for potential
outcome
20%
- 40%
33% Increase
Enterprise
value to gross
profit multiple
9.5x
– 18.6x
11.3x Increase

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
24%
- 51%
46% Increase
Enterprise
value to sales
multiple
1.6x
– 14.8x
2.7x Increase
Sales growth
rate
18%
- 90%
34% Increase
Enterprise
value to
EBITDA
multiple
7.5x 7.5x Increase
EBITDA
growth rate
65% 65% Increase
Projected
enterprise
value to gross
profit multiple
23.5x
– 30.5x
27.0x Increase
Projected
enterprise
value to sales
multiple
2.3x
– 22.6x
6.2x Increase
Premium
to public
company
multiples
2% - 36% 11% Increase
Projected
enterprise
value to
EBITDA
multiple
10.5x
– 15.1x
13.7x Increase
Projected
enterprise
value to EBIT
multiple
14.7x
– 26.9x
20.8x Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBIT growth
rate
22% 22% Increase
Discount
to public
company
multiples
58%
- 70%
64% Decrease
Discount rate
for cost of
capital
15%
- 40%
29% Decrease
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 58,840 Rollforward of
Investee NAV
Estimated
return
0.76% 0.76% Increase

T. ROWE PRICE Global Allocation Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F154-054Q3 07/23